Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
Schedule of provision for income taxes

	2020	2019
	$	$
Loss from continuing operations before income taxes	(28,452,232)	(34,080,963)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(7,539,841)	(9,031,455)
Permanent differences	2,235,657	5,866,153
Book to filing adjustments	(1,545,244)	4,765,959
Share issuance cost booked directly to equity	(584,538)	—
Foreign exchange	(370,457)	—
Change in tax benefits not recognized	7,804,423	(1,600,657)
	—	—

Schedule of deferred tax assets (liabilities)
	2020	2019
	$	$
Other investments	—	(126,461)
Capital losses carried forward	—	126,461
Total	—	—

Schedule of temporary differences for which no deferred tax asset is recognised
	2020	2019
	$	$
Non-capital losses - Canada	44,897,393	20,703,137
Net-operating loss - US	5,032,915	206,480
Unrealized foreign exchange loss	94,733	—
Share-issuance costs	3,419,003	879,959
Capital losses carried forward	—	263,666
Other investments	4,449,544	968,811
IFRS 16	125,962	—
Property, plant and equipment	88,248	30,290
Total	58,107,798	23,052,343

Schedule of non-capital loss carryforwards
$
2032	26,982
2033	114,405
2034	144,411
2035	65,782
2036	689,676
2037	2,677,789
2038	6,092,686
2039	11,415,413
2040	23,670,249
44,897,393